PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	$ 12,342,115	$ 8,530,684
Trade deposits to suppliers [Member]
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	10,318,638	7,894,664
Other short term advances to third parties [Member]
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	546,022	258,151
Utility and sundry deposits [Member]
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	1,085,920	14,047
Short term advances to employees [Member]
Schedule of Prepaid Expenses And Other Current Assets [Line Items]
Prepaid expenses and other deposits	$ 391,535	$ 363,822